Potentially Dilutive Securities (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Options to purchase common stock	14,968,048	15,867,581		129,532
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Options to purchase common stock		129,532